Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash and cash equivalents [line items]
Cash on hand	₽ 6	₽ 5
Total cash and cash equivalents	17,787	1,771
Less allowance for expected credit loss	(86)	(65)
Total cash and cash equivalents, net	17,701	1,706	₽ 3,509	₽ 1,803
Russian rubles [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	16,125	849
U.S. dollars [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	802	358
Euro [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	667	415
Other currencies [member]
Disclosure of cash and cash equivalents [line items]
Cash at banks	₽ 187	₽ 144